Cash and Cash Equivalents and Bank Overdraft (Details) - Schedule of Cash and Cash Equivalents and Bank Overdraft - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Schedule of Cash and Cash Equivalents and Bank Overdraft [Abstract]
Cash on hand	R 1,965	R 398
Bank balances	457,366	318,630
Short-term deposits	196	646,762
Cash and cash equivalents in the consolidated statement of financial position	459,527	965,790
Bank overdrafts	(23,362)	(40)
Cash and cash equivalents in the consolidated statement of cash flows	436,165	965,750
Current assets	459,527	965,790
Current liabilities	(23,362)	(40)
Total cash and cash equivalents	R 436,165	R 965,750